Results for the Period - Income tax expense and unrecognized deferred tax assets (Details) $ in Thousands, € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($) item	Jun. 30, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)
Income tax expense :
Net (loss) income before tax	$ (5,474)	$ 1,213,010
Tax benefit (expense) at the Company's statutory income tax rate (22.0%)	1,204	(266,862)
Non-deductible expenses for tax purposes	(2)	(22)
Adjustment related to the prior year	161
Unrecognized deferred tax assets	(1,155)	(222)
Income tax benefit (expense)	204	$ (271,774)
Statutory tax rates (as a percent)		22.00%
Deferred tax
Tax effect of tax loss carry forwards	4,942			$ 4,726
Share-based payment	1,752			2,304
Other (net)	(12)
Unrecognized deferred tax assets, net	$ 6,682			7,030
Number of audits | item	2
Cash payments to equity awards			€ 36.2	$ 43,400
Germany
Income tax expense :
Effect of higher tax rate in Germany	$ (4)	$ (4,668)